Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advisory Services [Member] | Advokatfirmaet Ræder AS [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	$ 234	$ 338	$ 477
Strategy Advisory Council (SAC) [Member] | Lawrence John Ciaccia [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	58	$ 65	$ 65
Share Lending Agreement [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	$ 14
Share lending agreement, fixed fee description	As a fixed fee for the share lending, each lender received a fee equaling 5% per annum of the sum of the subscription price per new share in the private placement multiplied by the number of borrowed shares lent by the respective lender
Share Lending Agreement [Member] | Sundt AS [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	$ 6
Share Lending Agreement [Member] | Sundvall Holding AS [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	4
Share Lending Agreement [Member] | Robert Keith [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	$ 4